Investments in associates and joint ventures (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Investments In Associates And Joint Ventures
Beginning of the year		$ 7,813	[1]	$ 16,835
Increase in equity interest in associates and joint ventures		343		1,102
Issuance of capital and contributions	[2]	156		160
Capital reduction		(284)		(32)
Decrease for control obtainment				(59)
Distribution of non-controlling interest				107
Decrease of interest in associate		(339)
Share of (loss) / profit		(701)		378
Cumulative translation adjustment		3,056		232
Transfer to loans to associates	[3]	(190)
Dividends	[2]	(319)		(250)
Distribution for associate liquidation	[4]	(72)
Incorporation of deconsolidated subsidiary, net		12,763
Reclassification to held for sale		(44)		(10,709)
Others		16		49
End of the year	[1]	$ 22,198		$ 7,813

[1]	Includes Ps. (2,452) and Ps. (72) reflecting interests in companies with negative equity as of June 30, 2018 and 2017, respectively, which are disclosed in "Provisions" (see Note 18).
[2]	See Note 29.
[3]	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
[4]	Corresponds to the distribution of the income from Baicom's liquidation.